Financial Instruments and Financial Risk Management (Details) - Schedule of presents the level 3 fair value financial assets $ in Thousands	Dec. 31, 2019 USD ($)
Financial Instruments and Financial Risk Management (Details) - Schedule of presents the level 3 fair value financial assets [Line Items]
Fair value of financial assets	$ 3,616
Linkury’s shares [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of presents the level 3 fair value financial assets [Line Items]
Fair value of financial assets	2,637
Algomizer Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of presents the level 3 fair value financial assets [Line Items]
Fair value of financial assets	71
Reverse earn-out [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of presents the level 3 fair value financial assets [Line Items]
Fair value of financial assets	0
Conversion Right [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of presents the level 3 fair value financial assets [Line Items]
Fair value of financial assets	619
Anti-dilution [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of presents the level 3 fair value financial assets [Line Items]
Fair value of financial assets	$ 289